                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  Sept. 30, 2000
                                                --------------

Check here if Amendment [X]; Amendment Number:
                                              ------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.

Institutional Investment Manager Filing this Report:

Name:    Staley Capital Advisers, Inc.
         ---------------------------------
Address: Suite 3950
         ---------------------------------
         One Oxford Centre
         ---------------------------------
         Pittsburgh, PA 15219
         ---------------------------------

Form 13F File Number:  28-
                          -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John A. Staley, IV
         --------------------------------
Title:   President
         --------------------------------
Phone:   412 394-1292
         --------------------------------

Signature, Place, and Date of Signing:

/s/ John A. Staley         Pittsburgh, PA                Nov. 14, 2000
----------------------     --------------------------    -------------
[Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number           Name

     28-
        -----------                 -------------------------------
     [Repeat as necessary.]

     None
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                             Form 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:                      0
                                             ------------------

Form 13F Information Table Entry Total:                42
                                             ------------------

Form 13F Information Table Value Total:     $     176,004
                                             ------------------
                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.      Form 13F File Number       Name

         28-
-----       -------------           ---------------------------------

[Repeat as necessary.]

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTERNA CORP.                  COM              268140100    60276  1984399 SH       SOLE                  1984399
ALLIED WASTE INDUSTRIES INC    COM              019589308     3216   350000 SH       SOLE                   350000
AMPHENOL CORP                  COM              032095101    20720   363900 SH       SOLE                   363900
BELLSOUTH CORP.                COM              079860102      240     5964 SH       SOLE                     5964
CABLETRON SYSTEMS              COM              126920107     3457   117700 SH       SOLE                   117700
CAIS INTERNET, INC.            COM              12476Q102      975   200000 SH       SOLE                   200000
CONSOLIDATED GRAPHICS, INC.    COM              209341106      352    30000 SH       SOLE                    30000
FISHER SCIENTIFIC INTL INC     COM              338032204    21786   645500 SH       SOLE                   645500
GENERAL ELECTRIC CO.           COM              369604103      436     7559 SH       SOLE                     7559
HEARTLAND TECHNOLOGIES         COM              421979105       32    10000 SH       SOLE                    10000
JP MORGAN & CO.                COM              616880100      490     3000 SH       SOLE                     3000
JPS PACKAGING CO               COM              46623H102     3395   734000 SH       SOLE                   734000
MAGNITUDE INFORMATION SYSTEM   COM              559534102       11    12000 SH       SOLE                    12000
MCKESSON HBOC                  COM              58155Q103    10561   345550 SH       SOLE                   345550
METROMEDIA INTL. GROUP         COM              591695101     5787  1547300 SH       SOLE                  1547300
PHARMACEUTICAL HOLDRs TRUST    COM              71712A206      962     9500 SH       SOLE                     9500
POLYMER GROUP                  COM              731745105     5605   760000 SH       SOLE                   760000
PSS WORLD MEDICAL INC.         COM              69366A100     3502   966000 SH       SOLE                   966000
SBC COMM. INC.                 COM              78387G103      249     4971 SH       SOLE                     4971
SCOTTISH ANNUITY & LIFE HOLDIN COM              002316664     1725   186468 SH       SOLE                   186468
SPRINT CORP.                   COM              852061100     1762    60100 SH       SOLE                    60100
THERMADYNE HOLDINGS CORP NEW   COM              883435208      395    34339 SH       SOLE                    34339
TWINLAB CORP                   COM              901774109     1094   250000 SH       SOLE                   250000
TYCO INTERNAT.                 COM              902124106      259     5000 SH       SOLE                     5000
U S OFFICE PRODUCTS CO         COM              912325305      775  2278400 SH       SOLE                  2278400
WASTE MGMT. INC                COM              94106L109     7939   455300 SH       SOLE                   455300
JOHN HANCOCK BANK & THRIFT     MUTUAL           409735107      922 116100.00SH       SOLE                116100.00
ALL AMERICAN TERM TRUST INC.   BOND             016440109     2150 180100.00SH       SOLE                180100.00
BLACKROCK 2001 TERM            BOND             092477108     1070 115627.54SH       SOLE                115627.54
BLACKROCK NORTH AMERICAN GOVT. BOND             092475102      228 23133.22 SH       SOLE                 23133.22
BLACKROCK STRATEGIC TERM       BOND             09247P108     2884 318237.29SH       SOLE                318237.29
BLACKROCK TARGET TERM          BOND             092476100     2231 225951.72SH       SOLE                225951.72
MFS INTERMEDIATE INCOME TRUST  BOND             55273C107     3400 533353.55SH       SOLE                533353.55
MFS MULTI MARKET INCOME        BOND             552737108      189 30779.72 SH       SOLE                 30779.72
NATIONS GOVT. TERM 2004        BOND             638584102       89 10000.00 SH       SOLE                 10000.00
PIMCO COMMERC. MORTGAGE        BOND             693388100      159 13289.74 SH       SOLE                 13289.74
PUTNAM MASTER INTERM. INCOME   BOND             746909100     2908 451683.28SH       SOLE                451683.28
STRATEGIC GLOBAL INCOME        BOND             862719101      546 51126.60 SH       SOLE                 51126.60
TCW/DW TERM TRUST 2003         BOND             87234U108     2439 260169.06SH       SOLE                260169.06
BLACKROCK MUNI TARGET TRUST    TAX-FREE         09247M105      146    15000 SH       SOLE                    15000
NUVEEN PA. PREMIUM INCOME      TAX-FREE         67061F101      357    28569 SH       SOLE                    28569
VAN KAMPEN PA. VALUE           TAX-FREE         92112T108      285    22500 SH       SOLE                    22500
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